Subsequent Events (Details) - USD ($)						6 Months Ended	12 Months Ended
	Feb. 23, 2023	Jan. 19, 2023	Oct. 17, 2022	Jul. 13, 2022	Mar. 28, 2022	Jun. 30, 2023	Dec. 31, 2022	Jul. 20, 2023	Jun. 21, 2023	May 22, 2023	Mar. 18, 2022	Dec. 15, 2021	Jun. 26, 2020
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)	$ 0.08		$ 10.6	$ 10.48		$ 0.1	$ 0.1		$ 0.08	$ 0.08	$ 10.3		$ 10
Aggregate amount shares (in Shares)			2,375,991	1,025,281	633,792	258	159,203
Redemption amount						$ 19,837
Aggregate amount per shares (in Dollars per share)							$ 10.72
Price per shares (in Dollars per share)						$ 0.08						$ 0.3301
Aggregate amount of shares (in Shares)						1,779
Aggregate price per shares (in Dollars per share)						$ 11.17
Nukkleus [Member]
Subsequent Events (Details) [Line Items]
Redemption amount							$ 1,706,347
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 21,350
Price per share (in Dollars per share)		$ 0.04
Undertook description		Notwithstanding the Top-up Amount, the Company undertook to increase the amount to be paid into the Trust Account for each monthly extension from $0.04 to $0.0525. Subsequently, the Company has committed to increase the amount to be paid into the Trust Account for any extension from February 23, 2023 to March 23, 2023 and from March 23, 2023 to April 23, 2023 to $0.08 per ordinary share outstanding.
Termination shares (in Shares)	100,000
Aggregate principal amount								$ 32,300
Subsequent Event [Member] | Nukkleus [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 32,500